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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             EnTrust Partners Offshore LLC
               ------------------------------------
Address:          650 Madison Avenue
               ------------------------------------
                  New York, NY 10022
               ------------------------------------

Form 13F File Number:     N/A
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Richard I. Ellenbogen
               ------------------------------------
Title:          Vice President & General Counsel
               ------------------------------------
Phone:          212.888.5209
               ------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen            New York, NY                   2/14/00
-------------------------            ------------                   -------
(Signature)                         (City, State)                   (Date)


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ---------------------           ---------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                          ------------

Form 13F Information Table Entry Total:        46
                                          ------------

Form 13F Information Table Value Total:    $  5,633
                                          ------------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          ENTRUST PARTNERS OFFSHORE LLC

NAME OF ISSUER                      TITLE OF CLASS      CUSIP        MARKET VALUE   SHARES/PRN AMT    SH/PRN  PUT/CALL
                                                                     * 1000
AMC ENTERTAINMENT INC               COMMON STOCK        001669100                75              8700 SH
AMERICAN STANDARD COMPANIES         COMMON STOCK        029712106                73              1600 SH
APPLIED MICRO CIRCUITS CORP         COMMON STOCK        03822W109                13               100 SH
ASPECT TELECOMMUNICATIONS CORP      COMMON STOCK        04523710                317              8100 SH
AT&T CORP LIBERTY MEDIA CORP        COMMON STOCK        001957208               318              5600 SH
BEA SYSTEMS INC                     COMMON STOCK        073325102               224              3200 SH
BREAKAWAY SOLUTIONS INC             COMMON STOCK        106372105                22               300 SH
BROADCOM CORP                       COMMON STOCK        111320107                27               100 SH
CITIGROUP INC                       COMMON STOCK        172967101               178              3200 SH
COLUMBIA/HCA HEALTHCARE CORP        COMMON STOCK        197677107                88              3000 SH
CONCENTRIC NETWORK CORP-DEL         COMMON STOCK        20589R107                15               500 SH
CONEXANT SYSTEMS INC                COMMON STOCK        207142100                13               200 SH
CRESTLINE CAPITAL CORP              COMMON STOCK        226153104               268             13000 SH
DIGEX INC DEL                       COMMON STOCK        253756100                10               150 SH
EPICOR SOFTWARE CORP                COMMON STOCK        29426L108               112             22200 SH
FINANCIAL PERFORMANCE CORP NE       COMMON STOCK        317630309                 7               500 SH
FINOVA GROUP INC                    COMMON STOCK        317928109               178              5000 SH
FOX ENTERTAINMENT GROUP INC         COMMON STOCK        35138T107                65              2600 SH
FUTURELINK CORP                     COMMON STOCK        36114Q208                13               500 SH
GOLDEN STATE BANCORP INC            COMMON STOCK        381197102               166              9600 SH
INTERLIANT INC                      COMMON STOCK        458742103                31              1200 SH
ION NETWORKS INC                    COMMON STOCK        46205P100               396             17700 SH
JOHN WILEY & SONS INC CLASS A       COMMON STOCK        968223206               194             10500 SH
MBNA CORP                           COMMON STOCK        55262L100               191              7000 SH
NABORS INDUSTRIES INC               COMMON STOCK        629568106               117              4200 SH
NEON SYSTEM INC                     COMMON STOCK        640509105               106              2700 SH
PARAMETRIC TECHNOLOGY CORP          COMMON STOCK        699173100               314             11600 SH
PMC-SIERRA INC                      COMMON STOCK        69344F106                 8                50 SH
PRICE COMMUNICATIONS CORP NEW       COMMON STOCK        741437305                28              1000 SH
REGIS CORP-MINN                     COMMON STOCK        758904107               106              5600 SH
RURAL CELLULAR CORP                 COMMON STOCK        781904107                54               600 SH
SFX ENTERTAINMENT INC - CL A        COMMON STOCK        784178105               112              3100 SH
STARWOOD HOTELS & RESORTS           COMMON STOCK        85590A203               576             24500 SH
***SBS BROADCASTING SA              COMMON STOCK        L8137F102               230              7600 SH
***SHAW COMMUNICATIONS INC          COMMON STOCK        82028K200               335             10100 SH
SUIZA FOODS CORP.                   COMMON STOCK        865077101               230              5800 SH
TELECOMINICAOES BRASILEIRA          COMMON STOCK        879287308               116               900 SH
TELESPECTRUM WORLDWIDE INC.         COMMON STOCK        89751U109                68              9600 SH
TRANSWITCH CORP                     COMMON STOCK        894065101                11               150 SH
US CELLULAR CORP                    COMMON STOCK        911684108                76               750 SH
USWEB                               COMMON STOCK        917327108                13               300 SH
VERIO INC                           COMMON STOCK        923433106                32               700 SH
VITESSE SEMICONDUCTOR CORP          COMMON STOCK        928497106                10               200 SH
NORTH FACE                          COMMON STOCK        659317101                18                50         PUT
SUNRISE TECHNOLOGIES INTL           COMMON STOCK        86769L103                21                30         PUT
XEIKON NV                           COMMON STOCK        984003103                58                25         PUT


                                 5633
*** FOREIGN COMPANY


Table Continued...

NAME OF ISSUER                       INVESTMENT  MANAGERS    SOLE    SHARED   NONE
                                     Discretion
AMC ENTERTAINMENT INC                DEFINED                    8700
AMERICAN STANDARD COMPANIES          DEFINED                    1600
APPLIED MICRO CIRCUITS CORP          DEFINED                     100
ASPECT TELECOMMUNICATIONS CORP       DEFINED                    8100
AT&T CORP LIBERTY MEDIA CORP         DEFINED                    5600
BEA SYSTEMS INC                      DEFINED                    3200
BREAKAWAY SOLUTIONS INC              DEFINED                     300
BROADCOM CORP                        DEFINED                     100
CITIGROUP INC                        DEFINED                    3200
COLUMBIA/HCA HEALTHCARE CORP         DEFINED                    3000
CONCENTRIC NETWORK CORP-DEL          DEFINED                     500
CONEXANT SYSTEMS INC                 DEFINED                     200
CRESTLINE CAPITAL CORP               DEFINED                   13000
DIGEX INC DEL                        DEFINED                     150
EPICOR SOFTWARE CORP                 DEFINED                   22200
FINANCIAL PERFORMANCE CORP NE        DEFINED                     500
FINOVA GROUP INC                     DEFINED                    5000
FOX ENTERTAINMENT GROUP INC          DEFINED                    2600
FUTURELINK CORP                      DEFINED                     500
GOLDEN STATE BANCORP INC             DEFINED                    9600
INTERLIANT INC                       DEFINED                    1200
ION NETWORKS INC                     DEFINED                   17700
JOHN WILEY & SONS INC CLASS A        DEFINED                   10500
MBNA CORP                            DEFINED                    7000
NABORS INDUSTRIES INC                DEFINED                    4200
NEON SYSTEM INC                      DEFINED                    2700
PARAMETRIC TECHNOLOGY CORP           DEFINED                   11600
PMC-SIERRA INC                       DEFINED                      50
PRICE COMMUNICATIONS CORP NEW        DEFINED                    1000
REGIS CORP-MINN                      DEFINED                    5600
RURAL CELLULAR CORP                  DEFINED                     600
SFX ENTERTAINMENT INC - CL A         DEFINED                    3100
STARWOOD HOTELS & RESORTS            DEFINED                   24500
***SBS BROADCASTING SA               DEFINED                    7600
***SHAW COMMUNICATIONS INC           DEFINED                   10100
SUIZA FOODS CORP.                    DEFINED                    5800
TELECOMINICAOES BRASILEIRA           DEFINED                     900
TELESPECTRUM WORLDWIDE INC.          DEFINED                    9600
TRANSWITCH CORP                      DEFINED                     150
US CELLULAR CORP                     DEFINED                     750
USWEB                                DEFINED                     300
VERIO INC                            DEFINED                     700
VITESSE SEMICONDUCTOR CORP           DEFINED                     200
NORTH FACE                           DEFINED                      50
SUNRISE TECHNOLOGIES INTL            DEFINED                      30
XEIKON NV                            DEFINED                      25


*** FOREIGN COMPANY
